UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Export and Multinational Fund

May 31, 2008

1.802195.104

EXF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.2%
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	298,400	$ 19,620
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	1,176,000	69,760
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)(d)	807,400	65,900
Media - 1.6%
The Walt Disney Co.	2,191,400	73,631
Textiles, Apparel & Luxury Goods - 2.1%
Polo Ralph Lauren Corp. Class A (d)	1,349,835	94,286
TOTAL CONSUMER DISCRETIONARY		323,197
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.0%
Tesco PLC	10,802,225	88,610
Household Products - 2.6%
Procter & Gamble Co.	1,791,700	118,342
TOTAL CONSUMER STAPLES		206,952
ENERGY - 20.7%
Energy Equipment & Services - 4.6%
National Oilwell Varco, Inc. (a)	1,299,724	108,293
Schlumberger Ltd. (NY Shares)	960,100	97,095
		205,388
Oil, Gas & Consumable Fuels - 16.1%
Apache Corp.	313,000	41,961
Canadian Natural Resources Ltd.	1,391,600	136,205
EOG Resources, Inc.	357,100	45,934
Hess Corp. (d)	1,374,401	168,790
Ultra Petroleum Corp. (a)	2,290,500	199,205
Valero Energy Corp.	2,631,960	133,809
		725,904
TOTAL ENERGY		931,292
FINANCIALS - 13.6%
Capital Markets - 1.4%
Lehman Brothers Holdings, Inc.	1,690,600	62,231
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.4%
Wells Fargo & Co.	2,304,300	$ 63,530
Consumer Finance - 1.1%
American Express Co.	1,057,000	48,992
Diversified Financial Services - 5.2%
Bank of America Corp.	2,252,500	76,608
Bolsa de Mercadorias & Futuros - BM&F SA	2,975,500	34,100
Bovespa Holding SA	2,307,000	37,984
GP Investments, Ltd. unit	4,321,020	45,960
MSCI, Inc. Class A	1,073,212	38,153
		232,805
Insurance - 4.5%
ACE Ltd.	1,414,970	84,997
Berkshire Hathaway, Inc. Class B (a)	23,386	105,190
W.R. Berkley Corp.	567,625	15,377
		205,564
TOTAL FINANCIALS		613,122
HEALTH CARE - 8.4%
Biotechnology - 2.9%
Genentech, Inc. (a)	1,834,400	130,004
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	1,063,200	89,787
Pharmaceuticals - 3.5%
Allergan, Inc. (d)	2,152,000	123,998
Sirtris Pharmaceuticals, Inc. (e)	1,493,375	33,571
		157,569
TOTAL HEALTH CARE		377,360
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	400,800	43,864
Commercial Services & Supplies - 1.6%
Corporate Executive Board Co.	1,600,100	72,277
Construction & Engineering - 1.2%
SNC-Lavalin Group, Inc.	1,000,000	57,323
Electrical Equipment - 2.5%
First Solar, Inc. (a)	177,400	47,462
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells AG (a)	287,400	$ 34,942
Renewable Energy Corp. AS (a)(d)	1,044,900	31,031
		113,435
TOTAL INDUSTRIALS		286,899
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 6.0%
Cisco Systems, Inc. (a)	3,560,000	95,123
QUALCOMM, Inc.	1,000,000	48,540
Research In Motion Ltd. (a)	928,900	128,996
		272,659
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	2,859,500	134,568
Electronic Equipment & Instruments - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,676,880	66,039
Internet Software & Services - 9.2%
Equinix, Inc. (a)(d)	1,427,000	136,264
Google, Inc. Class A (sub. vtg.) (a)	396,820	232,452
Mercadolibre, Inc. (d)	554,800	26,048
Telecity Group PLC	4,145,600	20,366
		415,130
IT Services - 1.2%
Visa, Inc.	628,700	54,295
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	2,599,900	51,504
Microchip Technology, Inc. (d)	2,362,000	87,016
		138,520
Software - 0.1%
Convera Corp. Class A (a)	2,350,000	3,267
TOTAL INFORMATION TECHNOLOGY		1,084,478
MATERIALS - 7.4%
Chemicals - 5.6%
Monsanto Co.	1,636,600	208,503
Potash Corp. of Saskatchewan, Inc.	221,500	44,094
		252,597
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.8%
Goldcorp, Inc.	1,516,900	$ 61,027
Lihir Gold Ltd. (a)	6,438,063	18,337
		79,364
TOTAL MATERIALS		331,961
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)(d)(e)	3,282,056	53,990
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	1,193,254	50,701
TOTAL TELECOMMUNICATION SERVICES		104,691
TOTAL COMMON STOCKS (Cost $3,395,245)		4,259,952
Preferred Stocks - 2.6%

Convertible Preferred Stocks - 2.4%
FINANCIALS - 1.2%
Capital Markets - 1.0%
Lehman Brothers Holdings, Inc. 7.25%	40,000	43,400
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (g)	1,398,601	10,000
TOTAL FINANCIALS		53,400
MATERIALS - 1.2%
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	320,800	53,107
TOTAL CONVERTIBLE PREFERRED STOCKS		106,507
Nonconvertible Preferred Stocks - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Slide, Inc. Series D (a)(g)	2,191,637	10,000
TOTAL PREFERRED STOCKS (Cost $104,891)		116,507
Convertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 770	$ 1,212
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	9,940	6,640
TOTAL CONVERTIBLE BONDS (Cost $8,720)		7,852
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	157,682,588	157,683
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	300,918,675	300,919
TOTAL MONEY MARKET FUNDS (Cost $458,602)		458,602
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $3,967,458)		4,842,913
NET OTHER ASSETS - (7.6)%		(341,474)
NET ASSETS - 100%		$ 4,501,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,640,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,046
Fidelity Securities Lending Cash Central Fund	1,093
Total	$ 4,139
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 64,449	$ 14,508	$ -	$ -	$ 53,990
Sirtris Pharmaceuticals, Inc.	4,392	18,548	-	-	33,571
Total	$ 68,841	$ 33,056	$ -	$ -	$ 87,561
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,969,738,000. Net unrealized appreciation aggregated $873,175,000, of which $1,094,780,000 related to appreciated investment securities and $221,605,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008